CUSTOMER AND SUPPLIER CONCENTRATION (Details)	12 Months Ended
	Sep. 30, 2022 USD ($) customer	Sep. 30, 2021 USD ($) customer	Sep. 30, 2020
CUSTOMER AND SUPPLIER CONCENTRATION
Accounts receivable	$ 28,362,933	$ 27,124,959
Customer one
CUSTOMER AND SUPPLIER CONCENTRATION
Number of customers who accounted for more than 10% of total accounts receivable | customer	0	1
Accounts Receivables | Customer one
CUSTOMER AND SUPPLIER CONCENTRATION
Accounts receivable	$ 3,198,069
Customer Concentration Risk | Accounts Receivables | Customer one
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	11.79%
Customer Concentration Risk | Accounts Payable | Supplier Two
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage		12.00%
Customer Concentration Risk | Maximum | Accounts Receivables
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage		10.00%	10.00%
Customer Concentration Risk | Maximum | Accounts Receivables | Customer one
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	10.00%
Supplier Concentration Risk | Accounts Payable | Supplier One
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	13.59%	14.56%
Supplier Concentration Risk | Accounts Payable | Supplier Two
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	10.44%
Accounts payable	$ 10
Supplier Concentration Risk | Trade Payable | Supplier One
CUSTOMER AND SUPPLIER CONCENTRATION
Accounts payable	285,904
Supplier Concentration Risk | Trade Payable | Supplier Two
CUSTOMER AND SUPPLIER CONCENTRATION
Accounts payable	$ 219,703	$ 259,160
Supplier Concentration Risk | Trade Payable | Supplier Three
CUSTOMER AND SUPPLIER CONCENTRATION
Accounts payable		$ 314,353
Supplier One | Accounts Payable | Supplier One
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage		34.69%
Supplier One | Accounts Payable | Customer Two
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	37.24%
Supplier Two | Accounts Payable | Supplier Two
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage		27.32%
Supplier Two | Accounts Payable | Customer Two
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	27.07%
Credit concentration | Accounts Payable | Supplier Three
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage		10.51%